Goodwill - Key assumptions calculation of fair value less costs of disposal (Detail) - Richards Bay Minerals - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Fair value less costs of disposal, post-tax discount rate	8.60%	8.60%
Five Percentage Decrease In The Titanium Slag Price [Member]
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Corresponding decrease in FVLCD	$ 207
One Percentage Increase In The Discount Rate Applied To Posttax Cash Flows [Member]
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Corresponding decrease in FVLCD	$ 160
Fair value less costs of disposal, post-tax discount rate	1.00%
Ten Percentage Strengthening Of South African Rand [Member]
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Corresponding decrease in FVLCD	$ 380
Strengthening percentage of the South African rand	10.00%
Titanium | Five Percentage Decrease In The Titanium Slag Price [Member]
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Percentage of decrease in the titanium slag price	5.00%